VESSELS AND EQUIPMENT, NET (Table)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and Equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance as of December 31, 2022	3,300,778	(634,993)	2,665,785
Acquisition of vessels from H-Line	295,900	—	295,900
Purchase of Golden Hawk	15,300	—	15,300
Other additions	9,048	—	9,048
Disposals and transfer to Vessels Held for Sale*	(101,644)	30,335	(71,309)
Transfer from newbuildings	219,504	—	219,504
Transfer to Vessels Held for Sale**	(20,380)	5,894	(14,486)
Impairment	(11,780)	—	(11,780)
Depreciation	—	(120,602)	(120,602)
Balance as of December 31, 2023	3,706,726	(719,366)	2,987,360
Other additions	1,340	—	1,340
Disposals*	(78,759)	21,991	(56,768)
Transfer from newbuildings	153,837	—	153,837
Depreciation	—	(126,640)	(126,640)
Balance as of December 31, 2024	3,783,144	(824,015)	2,959,129
*this line includes vessels sold and delivered to new owners during 2024 and 2023.
**this line includes transfer to Vessels held for sale which are reflected on the balance sheet as of December 31, 2023.